UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 39.3%
Federal Farm Credit Bank — 0.4%
6.30% due 12/03/13	$500,000	$542,246

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	24,615	25,053
11.00% due 02/01/15	15	15
11.50% due 09/01/19	836	856

		25,924

Government National Mtg. Assoc. — 38.6%
4.50% due 05/15/18	301,221	326,891
4.50% due 08/15/18	473,731	514,102
4.50% due 09/15/18	1,341,432	1,456,355
4.50% due 10/15/18	1,341,261	1,455,564
4.50% due 09/15/33	1,264,828	1,391,303
4.50% due 02/15/39	13,535	14,825
4.50% due 04/15/39	867,680	950,377
4.50% due 05/15/39	1,084,619	1,187,990
4.50% due 06/15/39	281,482	308,309
4.50% due 07/15/39	208,767	228,664
4.50% due 09/15/39	842,455	922,747
4.50% due 10/15/39	887,551	972,142
4.50% due 12/15/39	1,673,839	1,833,368
4.50% due 01/15/40	881,810	967,231
4.50% due 02/15/40	1,689,753	1,853,438
4.50% due 03/15/40	1,055,923	1,158,210
4.50% due 04/15/40	733,725	805,188
4.50% due 05/15/40	673,357	738,584
4.50% due 06/15/40	1,451,149	1,593,986
4.50% due 07/15/40	983,340	1,078,876
4.50% due 08/15/40	429,477	471,081
4.50% due 09/15/40	22,577	24,764
4.50% due 03/15/41	2,399,024	2,628,629
4.50% due 04/15/41	188,701	209,162
4.50% due 06/15/41	1,171,688	1,289,064
4.50% due 07/15/41	86,474	94,607
4.50% due 08/15/41	1,332,107	1,457,401
5.00% due 04/15/18	1,261,084	1,378,994
5.00% due 04/15/33	15,090	16,730
5.00% due 08/15/33	786,529	870,385
5.00% due 09/15/33	363,517	403,120
5.00% due 10/15/33	267,153	296,284
5.00% due 04/15/34	11,321	12,538
5.00% due 11/15/34	83,478	92,448
5.00% due 02/15/35	8,405	9,277
5.00% due 03/15/35	225,835	249,255
5.00% due 04/15/35	24,674	27,234
5.00% due 05/15/35	579,130	639,196
5.00% due 09/15/35	349,593	385,939
5.00% due 10/15/35	55,791	61,577
5.00% due 12/15/35	31,803	35,101
5.00% due 03/15/36	455,505	504,359
5.00% due 05/15/36	509,987	562,079
5.00% due 06/15/36	342,120	377,065
5.00% due 09/15/36	782,155	863,425
5.00% due 10/15/36	306,217	337,495
5.00% due 11/15/36	23,298	25,678
5.00% due 12/15/36	116,077	127,934
5.00% due 01/15/37	1,380,033	1,519,271
5.00% due 02/15/37	593,695	653,951
5.00% due 03/15/37	506,118	557,183
5.00% due 04/15/37	470,649	518,136
5.00% due 08/15/38	4,267,787	4,698,383
5.50% due 11/15/32	4,634	5,182
5.50% due 03/15/33	131,886	147,185
5.50% due 04/15/33	279,842	312,470
5.50% due 05/15/33	513,669	573,340
5.50% due 06/15/33	2,143,949	2,394,511
5.50% due 07/15/33	644,344	719,648
5.50% due 10/15/33	613,414	685,103
5.50% due 12/15/33	122,119	136,390
5.50% due 01/15/34	1,636,507	1,825,208
5.50% due 02/15/34	920,253	1,028,861
6.00% due 01/15/28	1,237	1,410
6.00% due 04/15/28	480,259	541,140
6.00% due 10/15/28	3,126	3,565
6.00% due 04/15/29	21,817	24,641
6.00% due 05/15/29	44,140	50,149
6.00% due 06/15/29	13,871	15,688
6.00% due 04/15/31	10,376	11,793
6.00% due 05/15/31	18,722	21,315
6.00% due 11/15/31	128,123	145,628
6.00% due 12/15/31	7,590	8,628
6.00% due 01/15/32	63,998	72,622
6.00% due 02/15/32	13,169	14,938
6.00% due 03/15/32	3,518	3,999
6.00% due 08/15/32	138,392	157,885
6.00% due 11/15/32	13,987	15,924
6.00% due 12/15/32	5,076	5,760
6.00% due 01/15/33	11,297	12,810
6.00% due 02/15/33	13,449	15,227
6.00% due 03/15/33	42,702	48,350
6.00% due 04/15/33	179,298	203,087
6.00% due 07/15/33	105,719	119,701
6.00% due 08/15/33	866,738	985,231
6.00% due 09/15/33	149,034	168,744
6.00% due 10/15/33	461,433	522,856
6.00% due 11/15/33	51,021	57,896
6.00% due 12/15/33	299,718	342,625
6.00% due 02/15/34	91,758	104,295
6.00% due 05/15/34	8,811	9,976
6.00% due 06/15/34	19,499	22,005
6.00% due 07/15/34	574,493	650,438
6.00% due 08/15/34	74,648	84,521
6.00% due 09/15/34	315,016	360,516
6.00% due 10/15/34	987,981	1,114,944
6.00% due 12/15/34	145,586	164,294
6.00% due 06/15/35	45,818	51,647
6.00% due 08/15/35	67,695	76,246
6.50% due 02/15/29	5,080	5,925
6.50% due 06/15/31	7,157	8,315
6.50% due 07/15/31	20,148	23,410
6.50% due 08/15/31	28,937	33,659
6.50% due 09/15/31	89,886	104,638
6.50% due 10/15/31	121,872	141,605
6.50% due 11/15/31	4,430	5,169
6.50% due 01/15/32	7,969	9,259
6.50% due 02/15/32	177,669	205,769
7.00% due 07/15/23	11,184	13,067
7.00% due 10/15/23	23,526	27,488
7.00% due 09/15/25	101,289	119,720
7.00% due 03/20/29	9,034	10,657
7.00% due 06/20/29	1,349	1,620
7.00% due 11/20/30	26,619	32,071
7.50% due 04/15/17	5,480	5,584
7.50% due 08/15/23	63,913	66,996
7.50% due 09/15/23	238,961	257,761
9.00% due 12/15/16	21,914	22,905
11.00% due 08/20/15	35	35
11.00% due 09/20/15	111	123
11.50% due 05/20/15	609	612
12.50% due 09/15/14	1,412	1,421
13.50% due 02/15/13	697	697

		56,292,793

Small Business Administration — 0.3%
6.30% due 06/01/18	337,374	369,666

Total U.S. Government Agencies (cost $52,848,525)		57,230,629

U.S. GOVERNMENT TREASURIES — 32.9%
United States Treasury Bonds — 15.8%
3.88% due 08/15/40	1,000,000	1,231,094
4.25% due 11/15/40	8,000,000	10,465,000
4.75% due 02/15/41	8,000,000	11,300,000

		22,996,094

United States Treasury Notes — 17.1%
1.25% due 10/31/15	2,000,000	2,049,844
1.50% due 07/31/16	16,000,000	16,576,256
2.00% due 02/15/22	5,000,000	5,168,360
3.13% due 05/15/19	1,000,000	1,136,562

		24,931,022

Total U.S. Government Treasuries (cost $41,153,131)		47,927,116

Total Long-Term Investment Securities (cost $94,001,656)		105,157,745

SHORT-TERM INVESTMENT SECURITIES — 10.3%
U.S. Government Treasuries — 10.3%
United States Treasury Bills
0.01% due 07/19/12	7,500,000	7,499,981
0.03% due 07/26/12	7,500,000	7,499,844

Total Short-Term Investment Securities (cost $14,999,825)		14,999,825

REPURCHASE AGREEMENT — 11.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $17,059,000)	17,059,000	17,059,000

TOTAL INVESTMENTS (cost $126,060,481) (2)	94.2%	137,216,570
Other assets less liabilities	5.8	8,494,900

NET ASSETS	100.0%	$145,711,470

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$542,246	$—	542,246
Federal National Mtg. Assoc.	—	25,924	—	25,924
Government National Mtg. Assoc.	—	56,292,793	—	56,292,793
Small Business Administration	—	369,666	—	369,666
U.S. Government Treasuries	—	47,927,116	—	47,927,116
Short-Term Investment Securities:
U.S. Government Treasuries	—	14,999,825	—	14,999,825
Repurchase Agreement	—	17,059,000	—	17,059,000

Total	$—	$137,216,570	$—	$137,216,570

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 84.3%
Government National Mtg. Assoc. — 84.2%
4.00% due 04/15/39	$256,060	$280,255
4.00% due 05/15/39	15,364	16,832
4.00% due 12/15/39	117,681	128,924
4.00% due 08/15/40	922,447	1,010,571
4.00% due 09/15/40	912,697	999,890
4.00% due 11/15/40	922,706	1,010,855
4.00% due 12/15/40	1,830,896	2,005,807
4.00% due 03/15/41	752,831	823,575
4.00% due 04/15/41	232,781	254,655
4.00% due 07/15/41	160,018	175,055
4.00% due 08/15/41	1,665,408	1,821,909
4.00% due 09/15/41	52,231	57,139
4.00% due 10/15/41	1,325,091	1,449,841
4.00% due 11/15/41	2,104,956	2,302,761
4.00% due 12/15/41	1,145,255	1,252,876
4.00% due 01/15/42	926,852	1,013,949
4.00% due 02/15/42	1,700,123	1,860,159
4.00% due 03/15/42	1,075,492	1,176,557
4.00% due August TBA	16,000,000	17,424,999
4.50% due 05/15/18	476,611	517,228
4.50% due 08/15/18	234,818	254,829
4.50% due 09/15/18	809,464	878,957
4.50% due 10/15/18	1,067,587	1,158,569
4.50% due 08/15/33	77,213	84,934
4.50% due 09/15/33	222,371	244,607
4.50% due 10/15/38	216,635	237,011
4.50% due 12/15/38	296,684	324,589
4.50% due 02/15/39	136,694	149,722
4.50% due 03/15/39	604,457	662,066
4.50% due 04/15/39	199,524	218,461
4.50% due 05/15/39	2,510,562	2,749,838
4.50% due 06/15/39	7,827,942	8,574,000
4.50% due 07/15/39	2,845,548	3,116,748
4.50% due 08/15/39	182,925	200,358
4.50% due 09/15/39	233,847	256,134
4.50% due 10/15/39	126,575	138,638
4.50% due 11/15/39	984,425	1,078,247
4.50% due 12/15/39	977,512	1,070,676
4.50% due 01/15/40	130,516	143,159
4.50% due 02/15/40	4,095,331	4,492,044
4.50% due 03/15/40	1,527,707	1,675,695
4.50% due 04/15/40	2,818,044	3,090,608
4.50% due 05/15/40	467,932	513,259
4.50% due 06/15/40	951,162	1,043,133
4.50% due 07/15/40	787,875	864,197
4.50% due 08/15/40	61,298	67,236
4.50% due 09/15/40	675,116	739,962
4.50% due 10/15/40	61,453	67,406
4.50% due 11/15/40	633,551	694,924
4.50% due 01/15/41	784,648	858,449
4.50% due 02/15/41	991,599	1,084,865
4.50% due 03/15/41	3,890,093	4,263,292
4.50% due 04/15/41	4,504,644	4,928,338
4.50% due 05/15/41	1,375,421	1,504,789
4.50% due 06/15/41	922,109	1,009,212
4.50% due 07/15/41	681,183	745,253
4.50% due 08/15/41	457,022	500,008
5.00% due 03/15/18	210,141	230,548
5.00% due 04/15/18	1,816,890	1,988,291
5.00% due 05/15/18	3,270,475	3,578,903
5.00% due 01/15/33	5,352	5,934
5.00% due 05/15/33	5,144	5,688
5.00% due 08/15/33	1,089,811	1,208,281
5.00% due 09/15/33	1,180,973	1,309,125
5.00% due 10/15/33	2,719,008	3,014,391
5.00% due 04/15/34	16,677	18,490
5.00% due 05/15/34	64,641	71,588
5.00% due 11/15/34	285,613	316,305
5.00% due 12/15/34	266,401	295,027
5.00% due 09/15/35	7,799	8,637
5.00% due 10/15/35	56,594	62,464
5.00% due 11/15/35	48,653	53,698
5.00% due 12/15/35	24,272	26,789
5.00% due 02/15/36	87,472	96,508
5.00% due 04/15/36	230,866	254,447
5.00% due 06/15/36	505,785	557,448
5.00% due 07/15/36	271,516	299,249
5.00% due 08/15/36	8,407	9,311
5.00% due 09/15/36	356,769	394,102
5.00% due 10/15/36	24,341	27,101
5.00% due 11/15/36	149,291	164,540
5.00% due 12/15/36	447,454	493,159
5.00% due 01/15/37	227,340	250,277
5.00% due 02/15/37	549,886	605,366
5.00% due 04/15/37	2,583,310	2,845,233
5.00% due 12/15/37	8,826	9,717
5.00% due 04/15/38	4,189,320	4,612,000
5.00% due 05/15/38	2,827,982	3,113,310
5.00% due 06/15/38	141,246	155,497
5.00% due 08/15/38	328,359	361,489
5.00% due 10/15/38	432,339	475,999
5.00% due 01/15/39	652,119	718,627
5.00% due 02/15/39	1,234,708	1,360,634
5.00% due 03/15/39	2,006,545	2,211,189
5.00% due 04/15/39	1,241,933	1,368,595
5.00% due 08/15/39	1,381,929	1,522,869
5.00% due 09/15/39	61,599	67,881
5.00% due 10/15/39	4,878,139	5,375,652
5.00% due 11/15/39	2,933,681	3,232,882
5.00% due 12/15/39	2,494,877	2,753,416
5.00% due 04/15/40	2,904,880	3,207,044
5.00% due 05/15/40	20,106,703	22,192,441
5.00% due 06/15/40	268,797	296,187
5.50% due 06/15/29	2,115	2,341
5.50% due 01/15/32	18,330	20,495
5.50% due 03/15/33	270,628	302,124
5.50% due 04/15/33	552,453	617,048
5.50% due 05/15/33	575,966	643,325
5.50% due 06/15/33	704,937	787,256
5.50% due 07/15/33	2,775	3,099
5.50% due 08/15/33	44,198	49,322
5.50% due 12/15/33	25,730	28,724
5.50% due 01/15/34	135,203	150,948
5.50% due 02/15/34	147,600	164,662
5.50% due 04/15/34	479,358	535,680
5.50% due 09/15/35	1,128,138	1,256,457
5.50% due 10/15/35	2,621,944	2,922,512
5.50% due 11/15/35	19,053	21,224
5.50% due 12/15/35	47,453	53,036
5.50% due 01/15/36	850,688	944,525
5.50% due 02/15/36	215,288	240,179
5.50% due 03/15/36	265,088	294,487
5.50% due 05/15/36	84,451	93,766
5.50% due 09/15/36	241,707	268,369
5.50% due 12/15/36	702,639	780,145
5.50% due 03/15/37	75,042	83,320
5.50% due 05/15/37	72,370	80,353
5.50% due 12/15/37	250,113	277,702
5.50% due 01/15/38	171,138	190,016
5.50% due 02/15/38	2,491,752	2,766,610
5.50% due 04/15/38	1,959,150	2,175,259
5.50% due 05/15/38	885,647	987,695
5.50% due 06/15/38	1,269,997	1,410,085
5.50% due 07/15/38	893,394	992,435
5.50% due 08/15/38	1,832,174	2,035,757
5.50% due 10/15/38	1,869,805	2,076,192
5.50% due 11/15/38	1,452,513	1,612,735
5.50% due 12/15/38	741,908	823,745
5.50% due 01/15/39	2,831,010	3,143,288
5.50% due 02/15/39	1,890,858	2,104,533
5.50% due 03/15/39	220,683	245,698
5.50% due 05/15/39	81,716	90,729
5.50% due 08/15/39	344,707	382,732
5.50% due 09/15/39	446,929	496,228
5.50% due 10/15/39	120,791	134,115
5.50% due 11/15/39	5,254	5,833
5.50% due 12/15/39	581,450	645,588
5.50% due 01/15/40	143,224	159,024
5.50% due 03/15/40	10,830,801	12,030,877
5.50% due 04/15/40	247,704	276,078
5.50% due 05/15/40	166,497	184,863
5.50% due 08/15/40	5,281,194	5,863,746
5.50% due 09/15/40	411,302	456,672
5.50% due 10/15/40	353,484	392,476
5.50% due 11/15/40	465,737	517,111
5.50% due 02/15/41	1,262,907	1,402,216
5.50% due 03/15/41	378,502	420,208
5.50% due 04/15/41	211,302	234,610
5.50% due 05/15/41	1,453,756	1,614,116
5.50% due 06/15/41	310,776	345,056
5.50% due 08/15/41	92,028	102,180
5.50% due 09/15/41	495,034	549,640
5.50% due June TBA	10,000,000	11,094,448
6.00% due 11/15/23	1,514	1,696
6.00% due 01/15/24	3,084	3,461
6.00% due 07/15/28	1,874	2,138
6.00% due 12/15/28	122,140	139,285
6.00% due 01/15/29	247,825	280,939
6.00% due 02/15/29	231,718	262,613
6.00% due 03/15/29	294,593	335,329
6.00% due 04/15/29	517,522	587,069
6.00% due 05/15/29	31,620	36,000
6.00% due 06/15/29	72,485	82,257
6.00% due 07/15/29	87,066	99,083
6.00% due 08/15/29	7,351	8,369
6.00% due 10/15/29	92,147	104,911
6.00% due 04/15/31	6,637	7,506
6.00% due 07/15/31	13,699	15,570
6.00% due 10/15/31	35,004	39,647
6.00% due 11/15/31	323,450	367,667
6.00% due 12/15/31	148,709	169,063
6.00% due 01/15/32	47,776	54,253
6.00% due 02/15/32	11,927	13,557
6.00% due 07/15/32	40,423	45,871
6.00% due 09/15/32	84,153	95,529
6.00% due 10/15/32	80,393	91,226
6.00% due 11/15/32	795	902
6.00% due 12/15/32	26,778	30,386
6.00% due 01/15/33	71,173	80,898
6.00% due 02/15/33	280,863	319,868
6.00% due 03/15/33	56,011	63,491
6.00% due 04/15/33	475,377	538,588
6.00% due 05/15/33	458,660	520,502
6.00% due 06/15/33	378,175	430,467
6.00% due 08/15/33	188,038	215,312
6.00% due 10/15/33	26,699	30,230
6.00% due 11/15/33	135,463	153,431
6.00% due 12/15/33	233,862	265,522
6.00% due 01/15/34	241,865	273,088
6.00% due 02/15/34	200,931	228,058
6.00% due 03/15/34	61,710	69,640
6.00% due 04/15/34	159,186	179,642
6.00% due 05/15/34	93,144	105,502
6.00% due 06/15/34	92,690	104,654
6.00% due 07/15/34	310,706	351,853
6.00% due 08/15/34	270,221	307,095
6.00% due 09/15/34	120,827	136,391
6.00% due 10/15/34	263,393	297,241
6.00% due 11/15/34	90,033	101,631
6.00% due 12/15/34	53,255	60,299
6.00% due 01/15/35	31,523	35,580
6.00% due 02/15/35	230,309	260,583
6.00% due 04/15/35	29,638	33,354
6.00% due 05/15/35	6,265	7,090
6.00% due 06/15/35	133,895	150,684
6.00% due 11/15/35	4,457	5,020
6.00% due 12/15/35	63,381	71,640
6.00% due 01/15/36	142,599	160,285
6.00% due 02/15/36	62,992	71,331
6.00% due 03/15/36	199,504	224,410
6.00% due 04/15/36	203,718	229,538
6.00% due 05/15/36	709,841	799,359
6.00% due 06/15/36	267,331	300,432
6.00% due 08/15/36	6,704	7,539
6.00% due 09/15/36	44,237	49,769
6.00% due 10/15/36	272,347	306,127
6.00% due 11/15/36	209,329	235,249
6.00% due 07/15/37	13,579	15,260
6.00% due 09/15/37	13,633	15,321
6.00% due 10/15/37	290,808	326,816
6.00% due 11/15/37	15,850	17,813
6.00% due 12/15/37	15,077	16,944
6.00% due 01/15/38	287,200	322,760
6.00% due 02/15/38	18,958	21,305
6.00% due 06/15/38	22,905	25,741
6.00% due 07/15/38	475,462	534,335
6.00% due 08/15/38	14,161	15,915
6.00% due 09/15/38	2,618,552	2,942,782
6.00% due 10/15/38	700,113	786,801
6.00% due 11/15/38	880,091	988,937
6.00% due 12/15/38	64,558	72,550
6.00% due 01/15/39	938,483	1,054,684
6.00% due 08/15/39	52,161	58,619
6.00% due 09/15/39	29,680	33,355
6.00% due 10/15/39	235,358	264,960
6.00% due 01/15/40	53,046	59,614
6.00% due 02/15/40	10,388	11,674
6.00% due 04/15/40	21,515	24,178
6.00% due 05/15/40	2,564	2,882
6.00% due July TBA	15,000,000	16,839,843
6.50% due 03/15/28	9,844	11,390
6.50% due 08/15/28	12,738	14,884
6.50% due 01/15/29	1,623	1,894
6.50% due 02/15/29	605	707
6.50% due 03/15/29	60,121	70,142
6.50% due 04/15/29	652	760
6.50% due 05/15/29	5,184	6,092
6.50% due 06/15/29	17,613	20,577
6.50% due 07/15/29	1,119	1,307
6.50% due 10/15/29	2,823	3,294
6.50% due 08/15/31	69,132	80,326
6.50% due 09/15/31	9,872	11,470
6.50% due 10/15/31	121,873	141,605
6.50% due 11/15/31	68,702	79,941
6.50% due 12/15/31	80,525	93,965
6.50% due 02/15/32	139,464	162,655
6.50% due 05/15/32	353,084	410,293
6.50% due 06/15/32	55,558	64,345
7.00% due 03/15/23	11,265	13,162
7.00% due 01/20/24	309	363
7.00% due 03/20/24	272	320
7.00% due 07/20/25	1,046	1,236
7.00% due 09/15/25	43,988	51,992
7.00% due 01/20/29	18,505	22,227
7.00% due 02/20/29	3,178	3,817
7.00% due 06/20/29	6,690	8,035
7.00% due 07/20/29	23,230	27,901
7.00% due 09/20/29	2,351	2,823
7.00% due 10/20/29	4,740	5,693
7.00% due 11/20/29	1,526	1,833
7.00% due 03/20/30	2,636	3,176
7.00% due 06/20/30	2,504	3,017
7.00% due 08/20/30	6,265	7,548
7.00% due 09/20/30	9,353	11,269
7.00% due 10/20/30	10,740	12,939
8.00% due 11/15/26	52,295	63,731
8.00% due 12/15/29	7,269	8,355
8.00% due 04/15/30	12,941	15,178
8.00% due 05/15/30	1,237	1,381
8.00% due 08/15/30	22,511	27,755
8.50% due 03/15/17	7,514	7,836
8.50% due 05/15/21	1,513	1,517
8.50% due 12/15/22	14,101	14,157
8.50% due 01/15/23	20,804	21,290
8.50% due 09/15/24	11,249	13,739
9.00% due 07/15/16	10,037	10,271
9.00% due 10/15/16	2,655	2,666

		261,727,755

Small Business Administration — 0.1%
6.30% due 06/01/18	112,458	123,222

Total Long-Term Investment Securities (cost $254,362,849)		261,850,977

SHORT-TERM INVESTMENT SECURITIES — 16.1%
U.S. Government Treasuries — 16.1%
United States Treasury Bills
0.01% due 07/19/12	25,000,000	24,999,938
0.03% due 07/26/12	25,000,000	24,999,479

Total Short-Term Investment Securities (cost $49,999,417)		49,999,417

REPURCHASE AGREEMENT — 13.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $41,714,000)	41,714,000	41,714,000

TOTAL INVESTMENTS (cost $346,076,266) (2)	113.8%	353,564,394
Liabilities in excess of other assets	(13.8)	(42,780,697)

NET ASSETS	100.0%	$310,783,697

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA – Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Government National Mtg. Assoc.	$—	$261,727,755	$—	261,727,755
Small Business Administration	—	123,222	—	123,222
Short-Term Investment Securities:
U.S. Government Treasuries	—	49,999,417	—	49,999,417
Repurchase Agreements	—	41,714,000	—	41,714,000

Total	$—	$353,564,394	$—	$353,564,394

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description		Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 3.4%
Diversified Financial Services — 3.4%
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/17		$263,000	$262,881
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/17*		300,000	314,833
Avis Budget Rental Car Funding AESOP LLC Series 2012-2A, Class B 3.89% due 05/20/18*		79,000	81,223
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(1)		209,539	205,394
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/36(1)		237,170	228,752
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/36(1)		36,439	36,064
Banc of America Mtg. Securities, Inc. Series 2006-2, Class A15 6.00% due 07/25/46(1)		7,014	5,929
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*		230,182	246,122
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20		1,500,000	1,805,535
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*		1,000,000	1,091,817
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/36(1)		144,000	144,386
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/36(1)		252,139	244,650
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A15 5.50% due 12/25/35(1)		367,085	300,762
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34		75,427	67,858
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/35(1)		321,267	320,152
Countrywide Home Loan Mtg. Pass Through Trust Series 2007-14, Class A19 6.00% due 09/25/37(1)		455,926	406,511
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20		330,000	399,536
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21		217,188	225,357
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/15*		40,000	40,252
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(2)		2,456,886	2,726,687
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(1)		260,793	243,422
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37(1)		275,000	245,146
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/17*		132,000	141,784
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/16*		75,000	78,242
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2012-CBX, Class A4 3.48% due 06/15/45(2)		1,354,193	1,382,768
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.04% due 08/25/34		227,798	222,993
RFMSI Trust Series 2005-SA4, Class 1A21 3.13% due 09/25/35(1)		503,995	350,176
SLM Student Loan Trust Series 2011-C, Class A2B 4.54% due 10/17/44*		95,000	100,774
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*		675,315	710,287
Textainer Marine Containers, Ltd. Series 2011-1A, Class A 4.70% due 06/15/26*		180,000	184,608
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/27*		123,958	124,454
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 07/10/17(2)		653,239	666,288
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(2)		2,750,000	1,802,853
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/45(2)		1,324,000	1,429,898
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/45(2)		2,000,000	2,183,780
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(1)		267,185	261,708
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/37(1)		106,523	99,599
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/37(1)		320,833	302,918
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.65% due 07/25/36(1)		146,419	145,374

Total Asset Backed Securities (cost $20,278,247)			19,831,773

U.S. CORPORATE BONDS & NOTES — 40.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22		265,000	269,035
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14		341,000	372,542
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22		461,000	468,423

			1,110,000

Advertising Services — 0.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*		1,220,000	552,050
Visant Corp. Company Guar. Notes 10.00% due 10/01/17		725,000	719,563

			1,271,613

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19		302,000	337,325
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36		584,000	731,315

			1,068,640

Aerospace/Defense-Equipment — 0.2%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*		1,025,000	1,081,375

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41		342,000	434,933

Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/14		14,369	14,369
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19		1,059,569	1,059,569
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15		137,798	118,506
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		361,658	350,809

			1,543,253

Auto-Cars/Light Trucks — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21		1,740,000	1,787,850
Ford Motor Co. Senior Notes 7.40% due 11/01/46		470,000	553,425

			2,341,275

Banks-Commercial — 1.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16		784,000	839,144
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17		426,000	394,217
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*		1,225,000	1,258,687
City National Bank/Los Angeles Sub. Notes 5.38% due 07/15/22		115,000	118,086
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15		1,105,000	1,117,595
KeyBank NA Sub. Notes 7.41% due 10/15/27		128,000	143,777
Regions Bank Sub. Notes 7.50% due 05/15/18		224,000	252,000
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19		970,000	1,020,925
Union Bank NA Senior Notes 2.13% due 06/16/17		815,000	815,149
Zions Bancorp. Senior Notes 4.50% due 03/27/17		859,000	863,647

			6,823,227

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15		526,000	528,845
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/37		919,000	663,402

			1,192,247

Banks-Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/17		386,000	432,109

Banks-Super Regional — 0.9%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40		288,000	292,680
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14		346,000	343,838
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15		709,000	714,527
Capital One Financial Corp. Senior Notes 3.15% due 07/15/16		98,000	101,489
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20		328,000	384,063
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16		213,000	233,585
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17		786,000	880,023
PNC Preferred Funding Trust I FRS Bonds 2.12% due 09/15/12*(3)		400,000	297,440
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26		38,000	39,212
US Bancorp Senior Notes 1.65% due 05/15/17		893,000	899,521
Wachovia Corp. Senior Notes 5.75% due 02/01/18		451,000	533,458
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)		235,000	257,912
Wells Fargo Bank NA FRS Sub. Notes 0.68% due 05/16/16		350,000	333,736

			5,311,484

Brewery — 0.1%
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42		548,000	592,044

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17		770,000	813,313

Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*		850,000	909,500
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18		510,000	530,400

			1,439,900

Building Products-Cement — 0.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		1,225,000	1,194,375
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19		1,300,000	1,277,250

			2,471,625

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18		628,000	397,210

Building-Residential/Commercial — 0.6%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19		1,125,000	981,562
KB Home Company Guar. Notes 9.10% due 09/15/17		590,000	616,550
Meritage Homes Corp. Senior Notes 7.00% due 04/01/22*		625,000	643,750
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18		800,000	874,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/20*		487,000	508,915

			3,624,777

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21		1,725,000	1,837,125
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35		381,000	426,474
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17		456,000	459,003
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42		279,000	280,799
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15		912,000	1,012,320
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28		250,000	312,475

			4,328,196

Capacitors — 0.4%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18		1,100,000	1,133,000
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18*		1,080,000	1,107,000

			2,240,000

Casino Hotels — 0.8%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(4)		1,590,697	1,753,743
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*		1,055,000	1,089,287
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17		1,175,000	1,282,219
Station Casinos LLC VRS Company Guar. Notes 3.66% due 06/18/18*(5)		1,095,000	823,988

			4,949,237

Casino Services — 0.3%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/20*		993,000	794,400
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/15		293,000	320,102
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/15		450,000	491,625

			1,606,127

Cellular Telecom — 0.8%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16		1,620,000	1,719,225
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15		640,000	640,800
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/16		1,564,000	1,497,530
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*		950,000	997,500

			4,855,055

Chemicals-Other — 0.1%
Taminco Global Chemical Corp. Senior Sec. Notes 9.75% due 03/31/20*		870,000	893,925

Chemicals-Specialty — 0.2%
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42		336,000	342,516
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24		335,000	435,123
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34		248,000	323,185

			1,100,824

Coal — 0.4%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19		725,000	618,062
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18(6)(19)		795,000	284,213
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/20*		885,000	898,275
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19		556,000	543,490

			2,344,040

Commercial Services — 0.3%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/19*		1,875,000	1,935,937

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15		399,000	429,188
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*		1,188,000	1,234,035
International Business Machines Corp. Senior Notes 1.25% due 02/06/17		230,000	230,603
International Business Machines Corp. Senior Notes 6.22% due 08/01/27		375,000	490,049

			2,383,875

Consumer Products-Misc. — 0.4%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*		667,000	485,242
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*		800,000	866,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/19*		1,000,000	1,037,500

			2,388,742

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19		684,000	755,820
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26		1,285,000	1,362,100

			2,117,920

Containers-Paper/Plastic — 0.5%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/20*		569,000	586,070
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17		750,000	825,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*		790,000	829,500
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/19*		722,000	729,220

			2,969,790

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*		1,120,000	1,178,800

Diversified Banking Institutions — 1.7%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/17		1,045,000	1,061,449
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 09/15/12(3)		1,070,000	729,548
Bank of America Corp. Sub. Notes 5.42% due 03/15/17		360,000	372,757
Bank of America Corp. Senior Notes 5.75% due 12/01/17		952,000	1,015,971
Bank of America Corp. Sub. Notes 7.25% due 10/15/25		117,000	122,584
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17		592,000	618,604
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33		167,000	161,526
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36		301,000	296,057
GMAC LLC Sub. Notes 8.00% due 12/31/18		1,325,000	1,467,438
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15		647,000	646,911
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		618,000	669,961
JPMorgan Chase & Co. Notes 1.88% due 03/20/15		600,000	599,536
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17		673,000	749,125
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 10/30/12(3)		304,000	333,272
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.47% due 05/15/77		140,000	94,833
Morgan Stanley Senior Notes 5.50% due 07/28/21		835,000	822,690
Morgan Stanley Senior Notes 6.63% due 04/01/18		428,000	447,503

			10,209,765

Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18		620,000	699,056
General Electric Capital Corp. Notes 1.63% due 07/02/15		620,000	619,424
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32		1,185,000	1,467,247

			2,785,727

Diversified Manufacturing Operations — 0.5%
3M Co. Senior Notes 1.38% due 09/29/16		261,000	265,908
General Electric Co. Senior Notes 5.25% due 12/06/17		294,000	343,316
Harsco Corp. Senior Notes 2.70% due 10/15/15		503,000	503,711
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/22*		1,175,000	1,175,000
Textron, Inc. Senior Notes 4.63% due 09/21/16		780,000	841,910

			3,129,845

Electric-Generation — 0.6%
AES Corp. Senior Notes 8.00% due 10/15/17		1,020,000	1,160,250
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*		740,000	772,427
Edison Mission Energy Senior Notes 7.63% due 05/15/27		1,475,000	803,875
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16		285,238	272,402
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17		421,927	415,599

			3,424,553

Electric-Integrated — 1.3%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42		336,000	350,392
Cleco Power LLC Senior Notes 6.00% due 12/01/40		224,000	261,675
CMS Energy Corp. Senior Notes 2.75% due 05/15/14		382,000	383,976
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33		525,000	593,098
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14		424,000	434,325
Exelon Generation Co LLC Senior Notes 4.25% due 06/15/22*		1,769,000	1,774,675
Exelon Generation Co LLC Senior Notes 5.60% due 06/15/42*		886,000	901,929
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41		457,000	475,725
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42		260,000	274,083
Georgia Power Co. Senior Notes 3.00% due 04/15/16		180,000	192,474
Great Plains Energy, Inc. VRS Senior Notes 5.29% due 06/15/22(5)		310,000	334,402
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17		435,409	448,471
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41		333,000	363,481
SCANA Corp. Senior Notes 4.13% due 02/01/22		333,000	336,010
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42		367,000	382,179
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/41		336,000	370,452

			7,877,347

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*		607,000	618,866

Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*		725,000	775,750
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17		262,000	323,880

			1,099,630

Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20		322,000	343,450

Enterprise Software/Service — 0.2%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/19		1,360,000	1,387,200

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15		775,000	781,288
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18		1,100,000	1,202,438

			1,983,726

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13		377,000	387,254

Finance-Consumer Loans — 0.2%
John Deere Capital Corp. Notes 2.80% due 01/27/23		1,174,000	1,178,253

Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36		196,000	197,470

Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17		636,000	686,446
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†		361,000	36
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16		1,975,000	2,041,931
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38		134,000	152,848
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*		423,000	429,576

			3,310,865

Finance-Leasing Companies — 0.4%
Air Lease Corp. Senior Notes 5.63% due 04/01/17*		1,393,000	1,372,105
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16		717,000	747,901
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18		183,000	195,303

			2,315,309

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15		279,000	280,391
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17		1,509,000	1,346,782

			1,627,173

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*		2,910,000	1,818,750

Firearms & Ammunition — 0.1%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/20*		625,000	651,563

Food-Meat Products — 0.3%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*		1,030,000	1,001,675
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/22		672,000	692,160

			1,693,835

Food-Misc./Diversified — 0.3%
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*		833,000	841,812
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*		180,000	184,298
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*		648,000	685,828

			1,711,938

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 0.55% due 06/12/15		347,000	344,647
Sysco Corp. Company Guar. Notes 2.60% due 06/12/22		243,000	242,153

			586,800

Funeral Services & Related Items — 0.3%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15		1,590,000	1,603,912

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(8)		965,839	482,920

Gas-Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24		240,000	291,710

Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13		800,000	828,000

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15		968,000	958,320
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14		1,150,000	1,135,625

			2,093,945

Hotel/Motels — 0.1%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/22		561,000	586,570

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*		755,000	832,388
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18		1,450,000	1,433,687
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18		190,000	196,650
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20		430,000	445,050

			2,907,775

Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14		227,000	235,892
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12		284,000	284,000
Ohio National Life Insurance Co. Sub. Notes 6.88% due 06/15/42*		470,000	471,033
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15		619,000	666,423

			1,657,348

Insurance-Multi-line — 1.0%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21		1,025,000	968,455
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18		955,000	1,044,391
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68		1,200,000	1,257,000
Metropolitan Life Global Funding I Sec. Notes 1.70% due 06/29/15*		1,540,000	1,541,158
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*		856,000	868,544

			5,679,548

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*		195,000	205,889
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*		829,000	826,645

			1,032,534

Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 4.90% due 07/01/22		280,000	281,979

Internet Security — 0.1%
Symantec Corp. Senior Notes 2.75% due 06/15/17		503,000	505,258

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/17		839,000	840,162

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19		1,651,000	1,651,000

Medical Instruments — 0.2%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17		1,155,000	1,169,438

Medical Products — 0.2%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17		281,000	287,138
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27		295,000	394,041
Universal Hospital Services, Inc. FRS Sec. Notes 8.50% due 06/01/15(4)		775,000	790,015

			1,471,194

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21		308,000	339,964

Medical-Drugs — 0.3%
Johnson & Johnson Notes 5.55% due 08/15/17		405,000	491,610
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/16*		1,010,000	1,055,450

			1,547,060

Medical-HMO — 0.4%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19		1,025,000	1,101,875
Cigna Corp. Senior Notes 5.38% due 02/15/42		336,000	357,503
Cigna Corp. Senior Notes 6.15% due 11/15/36		145,000	169,985
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21		437,000	491,234

			2,120,597

Medical-Hospitals — 0.8%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17		1,330,000	1,376,550
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20		365,000	395,569
HCA, Inc. Senior Notes 7.50% due 11/15/95		1,975,000	1,580,000
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19		284,000	318,080
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19		925,000	915,750

			4,585,949

Medical-Nursing Homes — 0.1%
Kindred Healthcare, Inc. Company Guar. Notes 8.25% due 06/01/19		595,000	551,863

Medical-Outpatient/Home Medical — 0.2%
Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/17*		1,145,000	1,099,200

Metal-Iron — 0.2%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/21		1,032,000	1,013,573

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC* Senior Sec. Notes 8.25% due 12/15/17		500,000	552,500

MRI/Medical Diagnostic Imaging — 0.2%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18		940,000	940,000

Multimedia — 0.4%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(6)(7)(8)(9)		461,095	46,110
News America, Inc. Company Guar. Notes 6.55% due 03/15/33		603,000	680,036
News America, Inc. Company Guar. Notes 8.45% due 08/01/34		406,000	497,150
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33		385,000	521,518
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/42		336,000	340,922

			2,085,736

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16		825,000	899,250

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(7)(8)(10)(11)		500,000	0

Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14		700,000	741,125
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40		84,000	101,060

			842,185

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22		446,000	449,923

Oil Companies-Exploration & Production — 2.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18		1,010,000	997,375
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18		790,000	825,550
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21		485,000	512,888
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15		1,220,000	1,314,550
Devon Energy Corp. Senior Notes 4.75% due 05/15/42		504,000	528,873
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16		720,000	786,600
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19		720,000	714,600
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*		827,000	810,460
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20		635,000	684,212
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16		959,000	728,840
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/18		495,000	496,542
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/23		620,000	623,900
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/22		296,000	296,716
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/19		565,000	567,825
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21		754,000	836,940
Samson Investment Co. Senior Notes 9.75% due 02/15/20*		870,000	865,650
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28		687,000	774,074

			12,365,595

Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 7.88% due 10/01/29		757,000	990,020
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41		79,000	89,780

			1,079,800

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/14		710,000	741,062
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20		540,000	507,483
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*		365,000	409,713

			1,658,258

Oil-Field Services — 0.4%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18		935,000	897,600
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*		1,065,000	915,900
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19		700,000	728,000

			2,541,500

Paper & Related Products — 0.7%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*		639,000	741,476
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*		612,000	674,163
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*		991,000	991,000
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30		1,523,000	1,808,049

			4,214,688

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*		551,000	556,387

Pipelines — 1.2%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22		1,020,000	999,600
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/21		685,000	705,550
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20		772,000	895,965
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20		795,000	872,513
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42		408,000	437,229
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18		805,000	825,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21		945,000	985,162
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18		525,000	552,563
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16		650,000	656,500
Western Gas Partners LP Senior Notes 4.00% due 07/01/22		296,000	296,000

			7,226,207

Printing-Commercial — 0.2%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21		990,000	960,300

Publishing-Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17		980,000	1,016,750

Real Estate Investment Trusts — 0.9%
BioMed Realty LP Company Guar. Notes 4.25% due 07/15/22		296,000	295,751
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18		281,000	287,769
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17		669,000	710,221
HCP, Inc. Senior Notes 3.75% due 02/01/16		200,000	207,996
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/22*		1,005,000	1,030,125
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/24*		957,000	957,000
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18		1,200,000	1,308,000
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21		190,000	197,379

			4,994,241

Real Estate Management/Services — 0.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19		1,515,000	1,560,450

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/16		1,535,000	1,583,239

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(7)(8)		3,285,000	124

Rental Auto/Equipment — 0.2%
Ashtead Capital, Inc. Company Guar. Notes 6.50% due 07/15/22*		425,000	425,000
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20		950,000	999,875

			1,424,875

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21		820,000	895,850

Retail-Discount — 0.1%
Target Corp. Senior Notes 4.00% due 07/01/42		886,000	872,732

Retail-Drug Store — 0.3%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*		242,633	268,299
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*		628,076	696,247
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20		600,000	679,500

			1,644,046

Retail-Office Supplies — 0.2%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*		1,450,000	1,410,125

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20		160,000	163,200
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22		310,000	319,300

			482,500

Retail-Restaurants — 0.4%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18		1,095,000	1,193,550
McDonald’s Corp. Senior Notes 3.70% due 02/15/42		562,000	559,274
Wok Acquisition Corp. Senior Notes 10.25% due 06/30/20*		730,000	746,425

			2,499,249

Retail-Toy Stores — 0.3%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17		1,625,000	1,692,031

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(7)(8)(10)(11)		100,000	0

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/17		839,000	838,943
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21		915,000	1,028,103

			1,867,046

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/47		386,000	428,425
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	335,356

			763,781

Security Services — 0.1%
ADT Corp. Company Guar. Notes 2.25% due 07/15/17*		430,000	432,016
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*		224,000	224,752
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*		233,000	228,245

			885,013

Seismic Data Collection — 0.1%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14		1,115,000	624,400

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18		1,225,000	1,277,062

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*		856,000	860,986
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17(5)		649,000	650,252

			1,511,238

Steel Pipe & Tube — 0.2%
JMC Steel Group Senior Notes 8.25% due 03/15/18*		1,090,000	1,081,825

Steel-Producers — 0.5%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20		1,500,000	1,267,500
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20		315,000	351,225
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15		1,042,000	1,047,210

			2,665,935

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20		651,000	688,433

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.70% due 03/15/37		452,000	468,306

Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28		251,000	295,323
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23		50,000	45,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23		225,000	204,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23		375,000	341,250
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/20*		647,000	672,880
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17		1,550,000	1,670,125

			3,229,828

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 12/15/20		363,000	390,273

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 0.88% due 02/13/15		561,000	560,581
AT&T, Inc. Senior Notes 1.70% due 06/01/17		1,155,000	1,160,373
AT&T, Inc. Senior Notes 6.45% due 06/15/34		403,000	501,646
BellSouth Corp. Senior Notes 6.55% due 06/15/34		224,000	263,066
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22		1,025,000	1,020,393
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28		245,000	240,826
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39		324,000	312,890
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18		525,000	505,313
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18		800,000	850,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21		99,000	106,425
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32		1,850,000	1,683,500
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38		231,000	299,970

			7,504,983

Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/42		336,000	328,863
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*		681,081	687,040

			1,015,903

Theaters — 0.1%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/22*		680,000	691,900

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42		314,000	316,196
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111		402,000	476,399

			792,595

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/19*		602,000	611,030

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*		437,000	439,613
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*		790,000	796,219

			1,235,832

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18		1,100,000	1,218,250

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37		11,445	12,127

Total U.S. CORPORATE BONDS & NOTES (cost $236,053,300)			234,906,612

FOREIGN CORPORATE BONDS & NOTES — 8.9%
Auto/Truck Parts & Equipment-Original — 0.1%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*		800,000	834,000

Banks-Commercial — 0.9%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		250,000	255,625
Banco Bradesco SA Senior Notes 4.50% due 01/12/17*		325,000	338,585
Banco de Bogota SA Senior Notes 5.00% due 01/15/17*		260,000	274,300
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		440,000	451,572
Bank of Ceylon Senior Notes 6.88% due 05/03/17*		450,000	449,406
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17		766,000	795,869
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*		314,000	317,279
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(3)		862,000	724,080
National Bank of Canada Bank Guar. Notes 1.50% due 06/26/15		448,000	448,221
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/17*		440,000	443,588
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/17*		403,000	409,024
Westpac Banking Corp. FRS Jr. Sub. Notes 0.89% due 09/28/12(3)		1,050,000	556,500

			5,464,049

Banks-Cooperative — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/22		578,000	590,388

Banks-Money Center — 0.1%
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15		670,000	564,448

Banks-Special Purpose — 0.3%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/15	NOK	10,500,000	1,842,612

Building & Construction Products-Misc. — 0.1%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		470,000	488,800
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/22*		350,000	369,250

			858,050

Cellular Telecom — 0.1%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		850,000	820,879

Chemicals-Diversified — 0.3%
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/24*		803,000	859,210
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*		793,000	842,563

			1,701,773

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18		925,000	1,023,281

Diversified Banking Institutions — 0.1%
Citigroup, Inc. Senior Notes 4.50% due 01/14/22		224,000	231,359
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(3)		832,000	665,600

			896,959

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc.* Senior Notes 7.50% due 03/15/18		425,000	465,906

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*		825,000	829,125
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*		600,000	607,500
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*		1,250,000	1,259,375
Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/22*		118,000	122,720

			2,818,720

Electric-Distribution — 0.1%
Hydro Quebec Government Guar. Notes 1.38% due 06/19/17		577,000	577,618

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/21*		200,000	221,250
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17		120,000	137,100

			358,350

Electric-Integrated — 0.1%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20		410,000	448,950

Electric-Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*		360,000	379,800

Finance-Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 7.63% due 04/15/20		525,000	532,875
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/16		330,000	327,954

			860,829

Finance-Other Services — 0.1%
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*		400,000	397,000

Food-Meat Products — 0.1%
Minerva Luxembourg SA Company Guar. Notes 12.25% due 02/10/22*		350,000	364,000

Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		550,000	524,066

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/10†(7)(8)(10)(12)		725,000	0
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/21*		500,000	522,500

			522,500

Insurance-Multi-line — 0.2%
Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(3)		111,000	51,138
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(3)		997,000	877,360
XL Group PLC Senior Notes 6.38% due 11/15/24		318,000	354,505

			1,283,003

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15		559,000	558,936
Hypermarcas SA Senior Notes 6.50% due 04/20/21*		310,000	297,600

			856,536

Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		425,000	396,313

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*		870,000	730,256

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38		572,000	643,133
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31		280,000	325,954

			969,087

Oil Companies-Exploration & Production — 1.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31		658,000	828,379
Empresa Nacional del Petroleo Senior Notes 4.75% due 12/06/21*		325,000	339,549
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*		260,000	278,725
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		270,000	297,000
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*		1,180,000	1,215,400
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16		342,000	330,885
Nexen, Inc. Senior Notes 6.40% due 05/15/37		833,000	882,714
Nexen, Inc. Senior Notes 7.50% due 07/30/39		590,000	687,639
Pertamina Persero PT Senior Notes 4.88% due 05/03/22*		349,000	349,873
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21		839,000	840,815

			6,050,979

Oil Companies-Integrated — 1.2%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*		1,385,000	1,459,418
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17		514,000	519,112
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16		966,000	994,852
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		451,000	479,472
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22		237,000	245,387
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20		931,000	1,048,153
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		350,000	196,875
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		950,000	771,875
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/22*		310,000	334,800
Total Capital International SA Company Guar. Notes 1.55% due 06/28/17		755,000	756,768

			6,806,712

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22		552,000	565,747
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42		397,000	417,606

			983,353

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/22*		200,000	207,500

Retail-Major Department Stores — 0.1%
LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/17		350,000	360,586

Satellite Telecom — 0.2%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(4)		1,200,000	1,239,000

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18		1,100,000	1,201,750

Special Purpose Entities — 0.1%
Burgan Finance No. 1 Ltd. Senior Notes 7.88% due 09/29/20		325,000	349,375
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/17		440,000	455,723
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(8)		1,330,000	0

			805,098

Steel-Producers — 0.1%
China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		500,000	437,500

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		900,000	913,500
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.75% due 07/15/17*(4)		900,000	616,500

			1,530,000

Telephone-Integrated — 0.2%
Oi SA Senior Notes 9.75% due 09/15/16*	BRL	575,000	299,882
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22		660,000	674,850

			974,732

Therapeutics — 0.3%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18		1,780,000	1,909,050

Transport-Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		585,000	557,944

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 6.50% due 05/15/18		632,000	751,134
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		513,000	554,252
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/20		325,000	357,500

			1,662,886

Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd. Notes 6.85% due 07/02/37		470,000	461,775

Total Foreign Corporate Bonds & Notes (cost $52,949,554)			51,738,238

FOREIGN GOVERNMENT AGENCIES — 16.2%
Regional Authority — 0.2%
Province of Alberta, Canada Notes 1.00% due 06/21/17*		796,000	798,657
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15		612,000	650,764

			1,449,421

Sovereign — 15.7%
Commonwealth of Australia Senior Notes 4.50% due 10/21/14	AUD	240,000	256,770
Dominican Republic Senior Notes 7.50% due 05/06/21		437,000	465,405
European Union Senior Notes 3.25% due 04/04/18	EUR	190,000	262,352
Federal Republic of Brazil Senior Bonds 4.88% due 01/22/21		1,620,000	1,873,530
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		781,000	957,897
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		430,000	620,275
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		570,000	880,650
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/21		750,000	808,125
Government of Australia Senior Notes 6.00% due 02/15/17	AUD	1,115,000	1,314,208
Government of Canada Senior Bonds 0.88% due 02/14/17		527,000	529,715
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,500,000	2,854,877
Government of Canada Bonds 5.75% due 06/01/29	CAD	2,220,000	3,276,686
Government of Japan Senior Notes 2.10% due 03/20/27	JPY	163,600,000	2,257,353
Government of Romania Senior Bonds 6.75% due 02/07/22*		680,000	708,900
Government of Ukraine Bonds 7.95% due 02/23/21		460,000	419,520
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	2,000,000	499,583
Kingdom of Norway Bonds 3.75% due 05/25/21	NOK	13,470,000	2,603,153
Kingdom of Sweden Bonds 3.50% due 06/01/22	SEK	17,530,000	2,971,954
Lebanese Republic Notes 5.00% due 10/12/17		1,420,000	1,400,234
Lebanese Republic Senior Notes 6.60% due 11/27/26		1,712,000	1,720,560
Republic of Argentina Senior Notes 2.50% due 12/31/38(5)		1,144,761	369,185
Republic of Argentina Senior Bonds 7.00% due 10/03/15		960,000	743,040
Republic of Argentina Bonds 7.00% due 04/17/17		500,000	345,000
Republic of Argentina Senior Notes 8.28% due 12/31/33		1,255,115	822,100
Republic of Argentina Senior Notes 8.75% due 06/02/17		440,000	378,400
Republic of Belarus Senior Notes 8.95% due 01/26/18		550,000	508,750
Republic of Colombia Senior Notes 4.38% due 07/12/21		1,540,000	1,729,420
Republic of Colombia Senior Notes 6.13% due 01/18/41		765,000	994,500
Republic of Colombia Senior Notes 7.38% due 03/18/19		650,000	849,875
Republic of Colombia Senior Notes 7.38% due 09/18/37		300,000	443,100
Republic of Colombia Senior Notes 8.13% due 05/21/24		890,000	1,293,615
Republic of Croatia Senior Notes 6.38% due 03/24/21		470,000	459,425
Republic of Croatia Senior Notes 6.63% due 07/14/20		390,000	387,637
Republic of Croatia Senior Notes 6.75% due 11/05/19		180,000	180,670
Republic of El Salvador Senior Bonds 7.38% due 12/01/19		770,000	849,695
Republic of El Salvador Senior Notes 7.63% due 02/01/41		900,000	946,350
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		750,000	836,250
Republic of Hungary Sec. Notes 4.75% due 02/03/15		400,000	384,000
Republic of Hungary Senior Notes 6.25% due 01/29/20		580,000	565,204
Republic of Hungary Senior Notes 6.38% due 03/29/21		780,000	759,720
Republic of Hungary Senior Notes 7.63% due 03/29/41		422,000	412,505
Republic of Indonesia Notes 3.75% due 04/25/22*		580,000	578,550
Republic of Indonesia Senior Notes 4.88% due 05/05/21		1,010,000	1,100,900
Republic of Indonesia Bonds 5.25% due 01/17/42		514,000	537,772
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		890,000	1,303,850
Republic of Indonesia Senior Notes 8.80% due 04/23/14		750,000	833,746
Republic of Indonesia Senior Notes 11.63% due 03/04/19		850,000	1,253,750
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†		700,000	518,000
Republic of Lithuania Senior Notes 6.75% due 01/15/15		780,000	842,400
Republic of Panama Senior Notes 7.13% due 01/29/26		620,000	837,000
Republic of Peru Senior Bonds 5.63% due 11/18/50		330,000	400,125
Republic of Peru Senior Bonds 6.55% due 03/14/37		211,000	287,171
Republic of Peru Senior Notes 7.13% due 03/30/19		660,000	848,100
Republic of Peru Senior Bonds 7.35% due 07/21/25		357,000	501,585
Republic of Peru Senior Bonds 8.75% due 11/21/33		720,000	1,180,800
Republic of Poland Senior Notes 5.00% due 03/23/22		850,000	927,775
Republic of Poland Senior Notes 5.13% due 04/21/21		540,000	596,970
Republic of Poland Senior Bonds 6.38% due 07/15/19		750,000	883,380
Republic of Singapore Senior Notes 2.25% due 06/01/21	SGD	1,900,000	1,602,484
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	1,980,000	1,704,838
Republic of South Africa Senior Notes 4.67% due 01/17/24		1,030,000	1,114,975
Republic of South Africa Bonds 5.88% due 05/30/22		712,000	847,892
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		693,000	710,325
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21		770,000	774,503
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		887,000	949,090
Republic of the Philippines Bonds 4.00% due 01/15/21		1,570,000	1,689,712
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		810,000	1,036,800
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		1,290,000	1,835,025
Republic of the Philippines Bonds 9.88% due 01/15/19		300,000	424,500
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		785,000	1,297,213
Republic of Turkey Bonds 5.63% due 03/30/21		320,000	349,200
Republic of Turkey Senior Notes 6.25% due 09/26/22		1,240,000	1,404,300
Republic of Turkey Notes 6.75% due 04/03/18		520,000	591,500
Republic of Turkey Senior Notes 6.88% due 03/17/36		405,000	475,470
Republic of Turkey Senior Notes 7.50% due 07/14/17		760,000	886,350
Republic of Turkey Senior Notes 7.50% due 11/07/19		390,000	472,875
Republic of Turkey Senior Notes 8.00% due 02/14/34		611,000	804,534
Republic of Uruguay Notes 8.00% due 11/18/22		1,250,000	1,759,375
Republic of Venezuela Bonds 9.00% due 05/07/23		550,000	423,500
Republic of Venezuela Senior Notes 11.75% due 10/21/26		900,000	798,750
Republic of Venezuela Senior Notes 11.95% due 08/05/31		530,000	471,700
Republic of Venezuela Bonds 12.75% due 08/23/22		430,000	412,800
Russian Federation Bonds 4.50% due 04/04/22*		1,000,000	1,047,610
Russian Federation Senior Notes 5.63% due 04/04/42*		1,000,000	1,069,800
Russian Federation Senior Notes 7.50% due 03/31/30(5)		1,446,585	1,736,755
Swiss Confederation Bonds 2.00% due 04/28/21	CHF	1,300,000	1,538,277
United Mexican States Senior Notes 3.63% due 03/15/22		2,570,000	2,728,055
United Mexican States Senior Notes 4.75% due 03/08/44		672,000	724,080
United Mexican States Series A Senior Notes 6.05% due 01/11/40		620,000	799,800
United Mexican States Series A Senior Notes 6.75% due 09/27/34		350,000	477,750
United Mexican States Bonds 7.25% due 12/15/16	MXN	38,710,000	3,176,471
United Mexican States Series A Senior Notes 7.50% due 04/08/33		840,000	1,222,200

			91,730,571

Sovereign Agency — 0.2%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		930,000	731,994
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/22*		290,000	289,277

			1,021,271

Special Purpose Entity — 0.1%
Development Bank of Kazakhstan Senior Notes 5.50% due 12/20/15		340,000	354,025

Total Foreign Government Agencies (cost $91,392,349)			94,555,288

U.S. GOVERNMENT AGENCIES — 16.0%
Federal Home Loan Mtg. Corp. — 4.1%
3.50% due 02/01/42		1,476,620	1,550,817
3.50% due 03/01/42		720,501	757,162
4.00% due 09/01/40		736,429	782,492
4.00% due 02/01/41		1,909,958	2,029,423
4.50% due 02/01/20		57,215	61,117
4.50% due 08/01/20		142,249	151,949
4.50% due 01/01/39		176,846	188,949
5.00% due 09/01/18		143,979	154,615
5.00% due 07/01/20		236,612	254,349
5.00% due 01/01/24		285,228	305,317
5.00% due 02/01/34		131,420	142,195
5.00% due 03/01/34		1,251,308	1,352,538
5.00% due 05/01/34		128,984	142,885
5.00% due 02/01/35		183,405	198,242
5.00% due 07/01/35		292,606	315,409
5.00% due 08/01/35		333,315	359,291
5.00% due 04/01/36		188,143	202,805
5.00% due 05/01/36		105,209	113,228
5.00% due 08/01/36		153,621	165,329
5.00% due 03/01/39		743,520	803,236
5.00% due 07/01/40		765,579	829,668
5.50% due 05/01/37		433,775	474,444
5.50% due 06/01/37		157,319	171,183
5.50% due 09/01/37		412,248	448,580
5.50% due 10/01/37		1,566,255	1,704,290
5.50% due 11/01/37		456,272	500,547
5.50% due 12/01/37		400,239	435,513
5.50% due 01/01/38		972,725	1,060,276
5.50% due 02/01/38		280,923	305,681
5.50% due 04/01/38		315,727	343,256
5.50% due 07/01/38		245,095	266,695
6.00% due 10/01/37		461,836	506,850
6.00% due 12/01/37		838,327	920,037
6.00% due 10/01/39		1,366,896	1,498,416
6.50% due 05/01/29		2,263	2,591
6.50% due 02/01/35		74,202	84,176
6.50% due 11/01/37		1,867,839	2,097,314
7.00% due 06/01/29		7,636	9,156
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(1)		851,426	926,480
Series 41, Class F 10.00% due 05/15/20(1)		5,279	5,759
Series 1103, Class N IO 11.57% due 06/15/21(1)		2,887	726
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS IO 6.56% due 09/15/39(1)		5,855,058	1,009,752

			23,632,738

Federal National Mtg. Assoc. — 11.4%
3.50% due 12/01/41		1,786,698	1,879,894
3.50% due 01/01/42		991,525	1,043,244
3.50% due 04/01/42		995,120	1,049,514
3.50% due 05/01/42		1,317,119	1,389,113
4.00% due 06/01/39		746,848	811,767
4.00% due 09/01/40		2,236,355	2,383,923
4.00% due 10/01/40		1,240,034	1,321,859
4.00% due 12/01/40		2,604,530	2,799,941
4.00% due 03/01/41		1,373,937	1,464,598
4.00% due 08/01/41		1,965,193	2,095,482
4.00% due 11/01/41		1,203,468	1,283,256
4.50% due 06/01/19		134,606	144,858
4.50% due 11/01/22		256,590	275,972
4.50% due 06/01/23		160,850	172,547
4.50% due 10/01/24		520,093	557,833
4.50% due 03/01/25		648,950	696,041
4.50% due 05/01/25		597,878	641,262
4.50% due 07/01/25		831,540	891,881
4.50% due 01/01/39		1,702,871	1,827,403
4.50% due 07/01/40		1,604,374	1,747,272
4.50% due 08/01/40		2,340,938	2,519,447
4.50% due 07/01/41		2,550,315	2,749,572
4.50% due 10/01/41		7,840,004	8,452,546
5.00% due 06/01/19		70,865	76,728
5.00% due 01/01/23		48,883	52,737
5.00% due 03/01/34		106,059	115,343
5.00% due 04/01/35		2,043,367	2,222,250
5.00% due 05/01/35		66,086	71,870
5.00% due 02/01/37		107,178	116,076
5.00% due 04/01/37		468,308	506,962
5.00% due 05/01/37		144,918	156,881
5.00% due 06/01/37		8,630	9,343
5.00% due 07/01/37		107,844	116,746
5.00% due 05/01/40		297,612	323,665
5.00% due 07/01/40		1,093,980	1,189,751
5.00% due 08/01/40		1,278,517	1,390,442
5.50% due 11/01/19		430,975	472,104
5.50% due 08/01/20		108,633	119,001
5.50% due 11/01/22		181,299	198,261
5.50% due 08/01/23		133,374	145,852
5.50% due 01/01/29		1,254	1,376
5.50% due 08/01/34		1,403,482	1,542,083
5.50% due 02/01/35		184,259	202,110
5.50% due 03/01/35		1,224,073	1,344,956
5.50% due 12/01/35		246,529	270,413
5.50% due 12/01/36		168,821	184,438
5.50% due 04/01/37		73,419	80,119
5.50% due 08/01/37		3,628,588	3,969,925
5.50% due 03/01/38		13,835	15,098
5.50% due 06/01/38		920,120	1,004,086
5.50% due 06/01/39		1,004,825	1,096,520
6.00% due 02/01/32		30,982	34,888
6.00% due 05/01/34		7,429	8,291
6.00% due 10/01/34		186,202	208,278
6.00% due 06/01/35		38,657	42,769
6.00% due 07/01/37		1,414,059	1,558,292
6.00% due 08/01/37		70,981	78,221
6.00% due 10/01/37		89,654	99,233
6.00% due 11/01/37		806,526	888,791
6.00% due 11/01/38		1,746,579	1,924,728
6.00% due 12/01/38		2,102,312	2,312,147
6.00% due 04/01/40		645,754	711,239
6.50% due 02/01/35		40,802	46,283
6.50% due 09/01/37		297,496	338,020
6.50% due 10/01/37		237,990	270,408
6.50% due 10/01/38		1,299,084	1,467,804
6.50% due 02/01/39		162,313	183,865
7.50% due 01/01/30		1,716	1,799
7.50% due 09/01/30		1,794	1,945
8.00% due 11/01/28		10,274	12,420
13.00% due 11/15/15		209	211
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(1)		914,661	1,004,329
Series 1989-2, Class D 8.80% due 01/25/19(1)		16,439	18,674
Series 1989-17, Class E 10.40% due 04/25/19(1)		784	854

			66,407,850

Government National Mtg. Assoc. — 0.5%
5.00% due 04/15/40		2,728,980	3,027,345
7.50% due 07/15/27		8,630	9,148
7.50% due 10/15/27		24,952	26,062

			3,062,555

Total U.S. Government Agencies (cost $89,616,283)			93,103,143

U.S. GOVERNMENT TREASURIES — 11.0%
United States Treasury Bonds — 1.7%
2.13% due 02/15/40 TIPS (18)		357,642	507,628
2.13% due 02/15/41 TIPS (18)		476,950	680,697
3.13% due 11/15/41		1,098,000	1,180,350
3.13% due 02/15/42		6,047,000	6,494,853
3.75% due 08/15/41		503,000	606,587
5.25% due 11/15/28		56,000	78,811

			9,548,926

United States Treasury Notes — 9.3%
0.25% due 03/31/14		9,125,000	9,114,305
0.25% due 04/30/14		1,500,000	1,498,183
0.38% due 04/15/15		4,650,000	4,646,731
0.63% due 05/31/17		235,000	233,917
0.88% due 04/30/17		5,170,000	5,209,178
1.00% due 03/31/17		12,300,000	12,469,125
1.13% due 05/31/19		3,000,000	3,004,686
1.38% due 02/15/13		450,000	453,305
1.38% due 11/30/15		105,000	108,093
1.75% due 05/31/16		1,160,000	1,212,925
1.75% due 05/15/22		3,305,000	3,331,853
2.00% due 02/15/22		7,941,000	8,208,389
2.13% due 05/31/15		595,000	624,192
2.38% due 10/31/14		49,000	51,282
2.63% due 02/29/16		32,000	34,438
2.75% due 05/31/17		265,000	290,713
3.13% due 05/15/21		3,139,000	3,573,557

			54,064,872

Total U.S. Government Treasuries (cost $62,518,756)			63,613,798

LOANS(13)(14) — 0.4%
Casino Hotels — 0.2%
Tropicana Entertainment BTL 7.50% due 03/16/18		1,000,000	997,500

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/11†(7)(8)(15)		1,720,938	0

Pharmacy Services — 0.2%
Axcan BTL 5.50% due 02/17/17		1,100,000	1,069,750

Total Loans (cost $2,059,043)			2,067,250

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds 4.80% due 06/01/2111		616,000	681,259
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51		554,000	624,253

Total Municipal Bonds & Notes (cost $1,163,839)			1,305,512

FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20 (cost $3,111,636)	GBP	1,610,000	3,140,280

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(7)(8)(15) (cost $0)		128,418	0

PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%		759	599,610

Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*		1,049	934,561

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security		222,000	22

Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	24,521

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(7)(8)(15)		39,177	0

Total Preferred Stock (cost $1,564,295)			1,558,714

WARRANTS — 0.0%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/21		1,065	21,300

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(8)		6,739	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(7)(8)(15)		330	82,500
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(7)(8)(15)		325	48,750

			131,250

Total Warrants (cost $6,978)			152,550

Total Long-Term Investment Securities (cost $560,714,280)			565,973,158

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/02/12		4,526,000	4,526,000

Total Short-Term Investment Securities (cost $4,526,000)
REPURCHASE AGREEMENT — 1.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(16) (cost $6,572,000)		6,572,000	6,572,000

TOTAL INVESTMENTS (cost $571,812,280) (17)		99.1%	577,071,158
Other assets less liabilities		0.9	5,196,094

NET ASSETS		100.0%	$582,267,252

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $92,432,536 representing 15.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Perpetual maturity - maturity date reflects the next call date.

(4)	Income may be received in cash or additional bonds at the discretion of the issuer.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	Bond in default

(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(8)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $660,404 representing 0.1% of net assets.

(9)	Company has filed for Chapter 11 bankruptcy protection.

(10)	Security in default of interest and principal at maturity.

(11)	Company has filed for Chapter 7 bankruptcy.

(12)	Company has filed for bankruptcy in country of issuance.

(13)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.00) Warrant	03/15/2011	$325	$0	$48,750	$150.00	0.01%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrant	03/15/2011	330	0	82,500	250.00	0.01
Triax Pharmaceuticals LLC
16.50% due 08/30/11 Escrow Loan	08/31/2007	1,500,000
	10/31/2007	3,875
	01/10/2008	11,404
	04/04/2008	11,239
	07/03/2008	11,449
	10/01/2008	11,535
	01/05/2009	11,751
	04/01/2009	11,579
	07/01/2009	23,460
	10/01/2009	11,885
	01/01/2010	12,373
	07/01/2010	12,155
	10/01/2010	12,245
	01/01/2011	12,611
	04/01/2011	12,155
	07/01/2011	12,523
	10/01/2011	12,617
	01/03/2012	13,276
	04/01/2012	12,806

		1,720,938	0	0	0	0.00
Triax Pharmaceuticals LLC
Common Stock	08/31/2007	128,418	53,936	0	0.00	0.00
Triax Pharmaceuticals LLC
Preferred Stock	08/31/2007	39,177	78,353	0	0.00	0.00

				$131,250		0.02%

(16)	See Note 2 for details of Joint Repurchase Agreements.

(17)	See Note 3 for cost of investments on a tax basis.

(18)	Principal amount of security is adjusted for inflation.

(19)	Subsequent to June 30, 2012, Company filed for Chapter 11 bankruptcy protection.

IO — Interest Only

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	MXN	35,836,060	USD	2,600,000	7/27/2012	$—	$(80,122)
	USD	2,574,837	MXN	35,836,060	7/27/2012	105,285	—

Net Unrealized Appreciation/(Depreciation)						$105,285	$(80,122)

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$19,831,773	$—	$19,831,773
U.S. Corporate Bonds & Notes	—	231,697,733	3,208,879	234,906,612
Foreign Corporate Bonds & Notes	—	51,738,238	0	51,738,238
Foreign Government Agencies	—	94,555,288	—	94,555,288
U.S. Government Agencies	—	93,103,143	—	93,103,143
U.S. Government Treasuries	—	63,613,798	—	63,613,798
Loans	—	—	2,067,250	2,067,250
Municipal Bond & Notes	—	1,305,512	—	1,305,512
Foreign Government Treasuries	—	3,140,280	—	3,140,280
Common Stock	—	—	0	0
Preferred Stock	624,131	934,583	0	1,558,714
Warrants	—	21,300	131,250	152,550
Short Term Investment Securities:
Time Deposit	—	4,526,000	—	4,526,000
Repurchase Agreement	—	6,572,000	—	6,572,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	105,285	—	105,285

Total	$624,131	$571,144,933	$5,407,379	$577,176,443

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$80,122	$—	$80,122

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Principal Amount/ Shares/Warrants	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 1.6%
Cellular Telecom — 0.7%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	$938,000	$889,928

Medical-Drugs — 0.2%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/18	615,000	199,875

Oil Companies-Exploration & Production — 0.7%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	1,070,000	888,100

Total Convertible Bonds & Notes
(cost $2,124,395)		1,977,903

U.S. CORPORATE BONDS & NOTES — 81.3%
Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	240,000	246,000

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	85,000	93,500

Aerospace/Defense-Equipment — 1.6%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	815,000	900,575
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	1,025,000	1,124,937

		2,025,512

Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	165,000	195,731

Agricultural Operations — 0.6%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/18*	135,000	116,775
Southern States Cooperative, Inc. Senior Notes 11.25% due 05/15/15*	555,000	582,750

		699,525

Alternative Waste Technology — 0.3%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	331,000	371,548

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/19*	550,000	616,000

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	468,000	586,170

Auto/Truck Parts & Equipment-Original — 1.4%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	371,000	402,071
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	145,000	157,325
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	1,105,000	1,262,463

		1,821,859

Banks-Commercial — 3.2%
CIT Group, Inc. Senior Notes 5.00% due 05/15/17	865,000	890,950
CIT Group, Inc. Senior Notes 5.25% due 03/15/18	406,000	419,195
CIT Group, Inc. Senior Notes 5.38% due 05/15/20	550,000	561,000
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	430,000	441,825
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/16*	660,000	661,650
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/17*	1,012,757	1,014,656

		3,989,276

Banks-Mortgage — 0.8%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	970,000	1,011,225

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	55,000	59,813
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	230,000	250,700

		310,513

Building Products-Wood — 0.9%
Masco Corp. Senior Notes 6.13% due 10/03/16	265,000	282,808
Masco Corp. Senior Notes 7.13% due 03/15/20	710,000	783,386
Masco Corp. Senior Notes 7.75% due 08/01/29	110,000	115,250

		1,181,444

Building-Residential/Commercial — 0.8%
KB Home Company Guar. Notes 8.00% due 03/15/20	681,000	694,620
Lennar Corp. Company Guar. Notes 5.60% due 05/31/15	255,000	267,750

		962,370

Cable/Satellite TV — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	580,000	620,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	780,000	850,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/20	570,000	626,288
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	635,000	690,562
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	170,000	189,550
CSC Holdings LLC Senior Notes 6.75% due 11/15/21*	645,000	686,925
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	1,135,000	1,225,800
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/20*	330,000	341,550
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	645,000	707,887

		5,939,362

Casino Hotels — 2.4%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/20*	500,000	503,750
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16	180,000	189,900
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,075,000	1,173,094
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	155,000	172,050
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	390,000	437,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 5.38% due 03/15/22*	570,000	572,850

		3,049,419

Casino Services — 0.5%
Greektown Superholdings, Inc. Sec. Notes 13.00% due 07/01/15	620,000	677,350
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	489,000	0

		677,350

Cellular Telecom — 3.8%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	590,000	626,137
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	345,000	329,475
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	645,000	635,325
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	770,000	798,875
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	395,000	410,800
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	910,000	1,016,925
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	900,000	976,500

		4,794,037

Chemicals-Diversified — 0.9%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	395,000	429,562
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	471,000	356,782
Momentive Performance Materials, Inc. Sec. Notes 12.50% due 06/15/14	297,000	309,623

		1,095,967

Chemicals-Plastics — 0.7%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/20	230,000	235,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	390,000	397,800
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	355,000	306,187

		939,737

Chemicals-Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/18	285,000	277,875

Coal — 1.2%
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	875,000	870,625
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	641,000	649,012

		1,519,637

Commercial Services — 1.2%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(3)	765,000	783,176
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/19*	130,000	134,225
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	500,000	540,000

		1,457,401

Computer Services — 0.8%
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	556,000	596,310
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	275,000	292,875
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	80,000	82,200

		971,385

Consumer Products-Misc. — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	335,000	348,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.75% due 10/15/16*	565,000	594,662
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	430,000	465,475

		1,408,537

Containers-Metal/Glass — 0.9%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	410,000	440,750
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	145,000	160,225
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	255,000	275,400
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	265,000	289,512

		1,165,887

Cosmetics & Toiletries — 0.5%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	610,000	652,700

Data Processing/Management — 1.8%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/22*	345,000	351,037
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	205,000	224,988
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	1,115,000	1,137,300
First Data Corp. Sec. Notes 8.25% due 01/15/21*	284,000	284,000
First Data Corp. Sec. Notes 8.75% due 01/15/22*(3)	285,000	287,137

		2,284,462

Diagnostic Kits — 0.7%
Alere, Inc. Senior Notes 7.88% due 02/01/16	745,000	763,625
Alere, Inc. Company Guar. Notes 9.00% due 05/15/16	175,000	178,062

		941,687

Dialysis Centers — 0.2%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	200,000	208,500
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/18*	65,000	70,688

		279,188

Distribution/Wholesale — 0.3%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/19*	390,000	421,200

Diversified Banking Institutions — 2.7%
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	875,000	1,006,250
BankAmerica Capital II Limited Guar. Notes 8.00% due 12/15/26	76,000	77,733
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,100,000	1,218,250
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	1,100,000	1,124,640

		3,426,873

Diversified Financial Services — 0.6%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	725,000	717,750

Diversified Manufacturing Operations — 0.6%
JM Huber Corp. Senior Notes 9.88% due 11/01/19*	675,000	725,625

Electric-Generation — 1.3%
AES Corp. Senior Notes 8.00% due 10/15/17	1,490,000	1,694,875

Electric-Integrated — 0.6%
DPL, Inc. Senior Notes 7.25% due 10/15/21*	300,000	333,000
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	272,341	280,511
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	295,000	201,337

		814,848

Electronic Components-Semiconductors — 1.3%
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/20	450,000	444,375
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,015,000	1,086,050
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	111,000	119,325

		1,649,750

Enterprise Software/Service — 0.7%
Lawson Software, Inc. Senior Notes 9.38% due 04/01/19*	426,000	454,755
Lawson Software, Inc. Senior Notes 11.50% due 07/15/18*	394,000	445,220

		899,975

Finance-Auto Loans — 1.6%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	685,000	743,225
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/17	270,000	307,118
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	750,000	916,063

		1,966,406

Finance-Consumer Loans — 1.4%
SLM Corp. Senior Notes 6.25% due 01/25/16	335,000	351,750
SLM Corp. Senior Notes 8.00% due 03/25/20	211,000	231,045
SLM Corp. Senior Notes 8.45% due 06/15/18	484,000	542,080
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	580,000	640,900

		1,765,775

Finance-Leasing Companies — 0.4%
Air Lease Corp. Senior Notes 5.63% due 04/01/17*	475,000	467,875

Finance-Other Services — 0.2%
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/16*	185,000	197,950

Funeral Services & Related Items — 0.7%
Service Corp. International Senior Notes 7.63% due 10/01/18	802,000	910,270

Hotel/Motels — 0.2%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/22	285,000	297,990

Housewares — 0.1%
Libbey Glass, Inc. Company Guar. Notes 6.88% due 05/15/20*	115,000	118,163

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	910,000	982,800

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	560,000	586,600

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/20*	135,000	141,075
Zayo Group LLC/Zayo Capital, Inc. Senior Notes 10.13% due 07/01/20*	95,000	100,938

		242,013

Machinery-Farming — 0.8%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	870,000	1,004,850

Machinery-General Industrial — 0.5%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14	595,000	630,700

Medical Information Systems — 0.8%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	840,000	997,500

Medical Labs & Testing Services — 0.5%
American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/18	650,000	687,375

Medical Products — 0.8%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	473,000	505,223
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(3)	481,000	514,069

		1,019,292

Medical-Biomedical/Gene — 0.1%
STHI Holding Corp. Senior Sec. Notes 8.00% due 03/15/18*	125,000	132,188

Medical-Drugs — 0.8%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,050,000	1,029,000

Medical-Hospitals — 4.4%
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	2,030,000	2,200,012
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	1,030,000	1,143,300
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	550,000	616,000
Health Management Associates, Inc. Senior Notes 7.38% due 01/15/20*	210,000	223,388
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18	770,000	812,350
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	505,000	578,225

		5,573,275

Medical-Outpatient/Home Medical — 0.8%
Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/17*	415,000	398,400
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	836,000	654,170

		1,052,570

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	170,000	187,850

Multimedia — 0.0%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(1)(2)(7)(8)	187,319	18,732

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(5)(6)	2,150,000	0

Office Automation & Equipment — 1.3%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18	910,000	987,350
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19	641,000	682,665

		1,670,015

Oil Companies-Exploration & Production — 3.4%
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/19	310,000	320,850
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	535,000	591,175
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	245,000	241,325
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/22*	330,000	334,950
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/18*	565,000	587,600
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	320,000	334,400
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/21	97,000	97,970
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	280,000	285,600
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	545,000	569,525
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	355,000	385,175
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	505,000	550,450

		4,299,020

Oil-Field Services — 0.6%
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	655,000	703,306

Paper & Related Products — 0.7%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	160,000	168,800
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	647,000	656,705

		825,505

Pharmacy Services — 0.4%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	440,000	477,400

Physical Therapy/Rehabilitation Centers — 0.8%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	900,000	958,500

Pipelines — 4.3%
El Paso Corp. Senior Notes 6.50% due 09/15/20	545,000	597,061
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,445,000	1,639,144
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	681,000	747,398
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/19*	50,000	52,250
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/20*	964,000	998,945
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	535,000	556,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/22	436,000	449,080
NGPL PipeCo LLC Senior Sec. Notes 7.12% due 12/15/17*	380,000	380,000

		5,420,278

Real Estate Investment Trusts — 0.5%
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19	630,000	644,963

Real Estate Management/Services — 0.3%
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/20*	418,000	431,585

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,145,000	81

Rental Auto/Equipment — 0.6%
Ashtead Capital, Inc. Company Guar. Notes 6.50% due 07/15/22*	40,000	40,000
UR Merger Sub Corp. Sec. Notes 5.75% due 07/15/18*	100,000	104,000
UR Merger Sub Corp. Company Guar. Notes 7.38% due 05/15/20*	325,000	339,625
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/22*	225,000	235,688

		719,313

Retail-Arts & Crafts — 0.8%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	905,000	954,775

Retail-Discount — 0.7%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/19*	775,000	837,000

Retail-Home Furnishings — 0.4%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/19*	510,000	504,900

Retail-Perfume & Cosmetics — 0.4%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/22	235,000	245,869
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19	286,000	311,025

		556,894

Retail-Propane Distribution — 0.9%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20	240,000	244,800
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	425,000	437,750
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	442,000	403,325

		1,085,875

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(5)(6)	550,000	0

Satellite Telecom — 0.6%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	750,000	796,875

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	455,000	474,338
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	361,000	377,245

		851,583

Telecom Services — 0.2%
GCI, Inc. Senior Notes 6.75% due 06/01/21	280,000	270,900

Telecommunication Equipment — 0.6%
Sorenson Communications, Inc. Sec. Notes 10.50% due 02/01/15*	980,000	759,500

Telephone-Integrated — 2.3%
CenturyLink, Inc. Senior Notes 6.00% due 04/01/17	275,000	292,153
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/20	1,300,000	1,365,000
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	930,000	985,800
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	275,000	295,625

		2,938,578

Television — 1.0%
Gray Television, Inc. Sec. Notes 10.50% due 06/29/15	660,000	686,400
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	540,000	596,700

		1,283,100

Theaters — 1.3%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	995,000	1,067,137
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	325,000	358,313
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	215,000	236,500

		1,661,950

Transport-Marine — 1.2%
ACL I Corp. Senior Notes 10.63% due 02/15/16(3)	748,379	744,637
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	785,000	826,213

		1,570,850

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	350,000	385,000

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/19	185,000	191,013

Total U.S. CORPORATE BONDS & NOTES (cost $101,095,371)		102,584,133

FOREIGN CORPORATE BONDS & NOTES — 9.3%
Banks-Commercial — 0.7%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	920,000	832,600

Chemicals-Diversified — 1.2%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/20*	210,000	211,575
Ineos Group Holdings, Ltd. Sec. Notes 8.50% due 02/15/16*	1,140,000	1,045,950
LyondellBasell Industries NV Company Guar. Notes 6.00% due 11/15/21*	285,000	312,787

		1,570,312

Diversified Minerals — 1.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	955,000	974,100
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/19*	290,000	307,400

		1,281,500

Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	125,000	122,500

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/10†(1)(2)(5)(9)	4,460,000	0

Investment Companies — 0.5%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	410,000	444,850
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	205,000	222,425

		667,275

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(1)(2)	2,150,000	0

Multimedia — 0.7%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	325,000	333,938
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	567,000	582,592

		916,530

Oil Companies-Exploration & Production — 0.9%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	640,000	680,000
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/17*	435,000	409,987

		1,089,987

Paper & Related Products — 0.9%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	305,000	305,000
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	802,000	830,070

		1,135,070

Satellite Telecom — 1.5%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19	1,175,000	1,233,750
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(3)	610,000	629,825

		1,863,575

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(1)(2)(7)(9)	1,025,000	0

Telecom Services — 1.0%
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/22*	875,000	892,500
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	510,000	411,825

		1,304,325

Telephone-Integrated — 0.2%
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	215,000	219,838

Television — 0.4%
Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	460,000	466,900

Travel Services — 0.2%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/19*	236,000	241,900

Total Foreign Corporate Bonds & Notes (cost $17,171,986)		11,712,312

LOANS(10)(11) — 1.8%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. BTL 9.39% due 03/01/11†(1)(2)(5)(8)	1,200,000	30,000

Building-Residential/Commercial — 0.1%
TOUSA, Inc. BTL 12.25% due 08/15/13†(2)(4)(7)(8)	1,807,068	81,318

Cable/Satellite TV — 0.3%
Kabel Deutschland V&S GMBH BTL 4.25% due 02/01/19(2)	370,000	366,840

Coal — 0.4%
Arch Coal, Inc. BTL-B 5.75% due 05/01/18(2)	535,000	526,497

Commercial Services — 0.0%
Vertrue, Inc. 2nd Lien 13.25% due 08/14/15†(2)(7)	1,010,000	6,313

Electric-Integrated — 1.0%
Texas Competitive Electric Holdings Co. LLC BTL 4.74% due 10/10/14(2)	1,977,835	1,245,810

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/11†(1)(2)	1,720,938	0

Total Loans (cost $5,721,710)		2,256,778

COMMON STOCK — 1.4%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†	692	19,722

Casino Services — 0.0%
Greektown, Inc.†(1)(2)	370	0

Food-Misc./Diversified — 0.7%
Wornick Co.†(1)(2)	7,270	957,387

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)	128,418	0

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	19,388	0

Paper & Related Products — 0.7%
Caraustar Industries, Inc.†(1)(2)	73	855,659

Total Common Stock (cost $2,586,741)		1,832,768

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.†(2)(14) (cost $232,720)	23,439	242,203

PREFERRED STOCK — 2.1%
Diversified Banking Institutions — 0.9%
GMAC Capital Trust I FRS 8.13%	49,000	1,178,450

Diversified Financial Services — 0.8%
Citigroup Capital XIII FRS 7.88%	34,000	927,860

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. FRS 7.88%	18,000	486,720

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	39,177	0

Total Preferred Stock (cost $2,602,645)		2,593,030

WARRANTS† — 0.1%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc. Expires 05/20/14 (strike price $55.31)(1)(2)	3,355	3,936
Masonite Worldwide Holdings, Inc. Expires 05/20/16 (strike price $55.31)(1)(2)	2,517	8,358

		12,294

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(1)(2)	3,250	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)(14)	332	83,000
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(1)(2)(14)	328	49,200

		132,200

Total Warrants (cost $3,365)		144,494

Total Long-Term Investment Securities (cost $131,538,933)		123,343,621

REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(12)	270,000	270,000
BNP Paribas SA Joint Repurchase Agreement(12)	170,000	170,000
Deutsche Bank AG Joint Repurchase Agreement(12)	190,000	190,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	240,000	240,000
UBS Securities LLC Joint Repurchase Agreement(12)	210,000	210,000

Total Repurchase Agreements (cost $1,080,000)		1,080,000

TOTAL INVESTMENTS (cost $132,618,933)(13)	98.7%	124,423,621
Other assets less liabilities	1.3	1,696,631

NET ASSETS	100.0%	$126,120,252

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $39,732,154 representing 31.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $4,475,333 representing 3.5% of net assets.

(3)	Income may be received in cash or additional bonds at the discretion of the issuer.

(4)	PIK (“Payment-in-Kind”) security. Bond, loan or preferred stock that pays interest/dividends in the form of additional bonds, preferred stocks or loans.

(5)	Security is in default and did not pay principal at maturity.

(6)	Company has filed for Chapter 7 bankruptcy protection.

(7)	Security in default

(8)	Company has filed for Chapter 11 bankruptcy protection.

(9)	Company has filed for bankruptcy protection in country of issuance.

(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	Senior loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	See Note 2 for details of Joint Repurchase Agreements.

(13)	See Note 3 for cost of investments on a tax basis.

(14)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the SunAmerica High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Herbst Gaming, Inc.
Membership Interest Certificate	03/26/2008	23,439	$232,720	$242,203	$10.33	0.19%

Ion Media Networks, Inc.
Expires 12/18/16
(strike price $500.00)
Warrant	03/01/2011	332	0	83,000	250.00	0.07
Ion Media Networks, Inc.
Expires 12/18/16
(strike price $687.00)
Warrant	11/11/2010	327	0
	03/01/2011	1	0

		328	0	49,200	150.00	0.04

				$374,403		0.30%

BTL — Bank Term Loan

FRS — Floating Rate Securities

The rates shown on FRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,977,903	$—	1,977,903
U.S. Corporate Bonds & Notes	—	102,284,809	299,324	102,584,133
Foreign Corporate Bonds & Notes	—	11,712,312	0	11,712,312
Loans	—	2,139,147	117,631	2,256,778
Common Stock	—	19,722	1,813,046	1,832,768
Membership Interest Certificates	—	242,203	—	242,203
Perferred Stock	2,593,030	—	0	2,593,030
Warrants	—	—	144,494	144,494
Repurchase Agreements	—	1,080,000	—	1,080,000

Total	$2,593,030	$119,456,096	$2,374,495	$124,423,621

The Fund’s policy is to recognize transfers in and transfers out as of the end of reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Membership Interest Certificates	Preferred Stock	Warrants
Balance as of 3/31/2012	$604,857	$0	$1,707,039	$1,888,847	$251,969	$0	$145,860
Accrued discounts	2,746	1,103	15,160	—	—	—	—
Accrued premiums	—	—	—	—	—	—	—
Realized gain	519	—	51,181	—	—	—	—
Realized loss	(15,113)	—	(1,049,286)	(53,936)	—	(78,353)	—
Change in unrealized appreciation(1)	25,211	—	1,126,149	97,193	—	78,353	—
Change in unrealized depreciation(1)	(2,222)	(1,103)	(91,405)	(119,058)	(9,766)	—	(1,366)
Net purchases	—	—	7,343	0	—	0	—
Net sales	(316,674)	—	(1,648,550)	—	—	—	—
Transfers in of Level 3 (2)	—	—	—	—	—	—	—
Transfers out of Level 3 (2)	—	—	—		(242,203)	—	—

Balance as of 06/30/2012	$299,324	$0	$117,631	$1,813,046	$—	$0	$144,494

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Membership Interest Certificates	Preferred Stock	Warrants
$4,488	$(1,103)	$(39,772)	$97,193	$(9,766)	$78,353	$(1,366)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 6/30/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$81	Potential Future Cash Flows	Future cash flows and lack of marketability	$0.004

	$18,732	Potential Future Cash Flows/ Potential Offer to Exchange	Future cash flows and lack of marketability	$0.00-$20.00 ($10.00)

Loans	$30,000	Potential Future Cash Flows/ Last Indicative Bid	Future cash flows and lack of marketability	$0.00-$5.00 ($2.50)

Common Stock	$0	Potential Future Cash Flows	Future cash flows and lack of marketability	$0.00

	$1,813,046	Market Comparable	EBITDA Multiple and Discount for lack of marketability	6.82-8.39 (7.605) 10%

Warrants	$12,294	Black Scholes Model	Discount for lack of marketability	10%

(1)	The Fund’s other securities classified as Level 3, with a fair value of $500,342 at 06/30/12, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices on which the broker may be willing to trade.)

(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financials statements and market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2012 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If such a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Funds’ shares, and the Funds may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Funds determine that closing prices do not reflect the fair value of the securities, the Funds will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what is believed to be the fair value of the securities Funds as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies generally are categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Sun America Income Fund’s (the “Trust”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are valued pursuant to the PRC Procedures and are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended June 30, 2012, the Strategic Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of June 30, 2012, the Strategic Bond Fund had open forward contracts:

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

The following tables present the value of derivatives held as of June 30, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2012, please refer to the Portfolio of Investments.

	Strategic Bond Fund
Derivatives Contracts (1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts (2)	$105,285	$80,122

(1)	The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $2,591,612.

Note 2. Repurchase Agreements

As of June 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.18%	$270,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.11% per annum, with a principal amount of $148,520,000, a repurchase price of $148,521,361, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.25%	04/30/14	$50,022,000	$49,987,985
U.S. Treasury Notes	1.00	05/15/14	99,945,000	101,327,239

As of June 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.17%	$170,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated June 29, 2012, bearing interest at a rate of 0.10% per annum, with a principal amount of $100,090,000, a repurchase price of $100,090,834, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	11/15/41	$92,832,800	$102,087,302

As of June 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.17%	$190,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $108,750,000, a repurchase price of $108,751,178, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	11/30/16	$109,790,000	$111,138,221

As of June 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.17%	$240,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated June 29, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $139,650,000, a repurchase price of $139,651,629, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	06/30/16	$136,706,000	$142,815,391

As of June 30, 2012, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Funds	Percentage Ownership	Principal Amount
U.S. Government Securities	4.34%	$17,059,000
GNMA	10.62	41,714,000
Strategic Bond	1.72	6,752,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 29, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $392,847,000, a repurchase price of $392,847,327, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.75%	08/15/41	$125,995,000	$153,655,060
U.S. Treasury Bonds	5.38	02/15/31	167,200,000	247,053,215

As of June 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.17%	$210,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $121,120,000, a repurchase price of $121,121,315, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	11/30/12	$89,000,000	$89,158,420
U.S. Treasury Notes	1.75	01/31/14	33,875,000	34,894,976

Note 3. Federal Income Taxes

As of June 30, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund
Cost	$126,231,562	$346,223,518	$572,275,217	$133,348,338

Appreciation	11,157,463	7,751,714	18,170,849	6,633,446
Depreciation	(172,455)	(410,838)	(13,374,908)	(15,558,163)

Unrealized appreciation (depreciation)—net	$10,985,008	$7,340,876	$4,795,941	$(8,924,717)

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: August 29, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2012